Lincoln InvestmentSolutionsSM RIA Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2026
This updating summary prospectus summarizes certain changes to key features of the Lincoln InvestmentSolutionsSM RIA variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln InvestmentSolutionsSM RIA contract.
The prospectus for the Lincoln InvestmentSolutionsSM RIA variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus.
1

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
Purchase Payments. You must obtain our approval for Purchase Payments totaling $5 million or more where the only optional benefits elected are the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit and $1 million or more for all other contracts. At the Company’s discretion, either amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Summary of Changes to Benefits Available Under the Contract:
●
Lincoln ProtectedPay Secure Core® and Estate LockSM
●
Lincoln ProtectedPay Secure Core®
●
Lincoln ProtectedPay Secure Plus®
●
Lincoln ProtectedPay Secure Max®
Additionally, the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is only available if transitioning from a Prior Rider.
Beginning May 18, 2026, the following Living Benefit Rider options will only be available for election at the time the Contract is purchased. This means the riders will no longer be available for post-issue elections.
●
Lincoln ProtectedPay Select Core®
●
Lincoln ProtectedPay Select Plus®
●
Lincoln ProtectedPay Select Max®
●
4LATER® Select Advantage
Additionally, beginning May 18, 2026, the i4LIFE® Advantage Select Guaranteed Income Benefit will only be available if you are transitioning from a Prior Rider.
Appendix B – Investment Requirements. This section should be reviewed for any updates to the Investment Requirements that may be applicable to your Contract.
Summary of Investment Option Changes:
The following is a summary of changes to the investment options available under the Contract. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A – Investment Options Available Under The Contract.
Fund Addition(s):
●
LVIP Franklin Templeton Core Bond Fund (Standard Class)
The following fund(s) will be available on or about May 18, 2026. Please consult your financial professional.
●
Fidelity® VIP Mid Cap Portfolio (Initial Class)
●
LVIP ClearBridge Appreciation Fund (Standard Class)
●
LVIP ClearBridge Dividend Strategy Fund (Standard Class)
●
LVIP ClearBridge Large Cap Value Fund (Standard Class)
Fund Name Changes:

Former Fund Name	New Fund Name
ClearBridge Variable Large Cap Growth Portfolio	LVIP ClearBridge Large Cap Growth Fund
LVIP American Century Disciplined Core Value Fund	LVIP Avantis Large Cap Value Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP Nomura Diversified Floating Rate Fund
LVIP Macquarie High Yield Fund	LVIP Nomura High Yield Fund
2

Former Fund Name	New Fund Name
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund
LVIP SSGA Conservative Index Allocation Fund	LVIP State Street Conservative Index Allocation Fund
LVIP SSGA Emerging Markets Equity Index Fund	LVIP State Street Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund	LVIP State Street Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund	LVIP State Street International Index Fund
LVIP SSGA Mid-Cap Index Fund	LVIP State Street Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund	LVIP State Street S&P 500 Index Fund
LVIP SSGA Short-Term Bond Index Fund	LVIP State Street Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund	LVIP State Street Small-Cap Index Fund
Macquarie VIP High Income Series	Nomura VIP High Income Series
Macquarie VIP Mid Cap Growth Series	Nomura VIP Mid Cap Growth Series
TOPS® Moderate Growth ETF Portfolio	TOPS® Moderate ETF Portfolio

Fund Reorganizations:
●
The LVIP Macquarie Wealth Builder Fund was reorganized into the LVIP Structured Moderate Allocation Fund on October 31, 2025.
●
The LVIP Western Asset Core Bond Fund was reorganized into the LVIP Franklin Templeton Core Bond Fund on October 31, 2025.
The following fund reorganization(s) will take place on or about June 5, 2026. Please consult your financial professional.
●
The LVIP American Century Large Company Value Fund will be reorganized to merge into the LVIP American Century Value Fund, subject to shareholders approval.
3

Important Information You Should Consider About the Lincoln InvestmentSolutionsSM RIA Variable Annuity Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No: There are no surrender charges associated with the Contract.			●N/A
Are There Transaction Charges?	No: The Contract does not impose any transaction charges.			●Charges, Other Deductions, and Adjustments
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page in your
Contract for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract	0.51%[1]	0.71%[1]
	Fund fees and expenses	0.23%[2]	2.76%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.75%[3]
1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
2 As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $907	Highest Annual Cost: $7,690
	Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

4

	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes: ●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Fee Tables ●Principal Risks ●Surrenders and Withdrawals ●Benefits Available Under the Contract ●Fixed Side of the Contract
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the available investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account ●Fixed Side of the Contract
What Are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
New York, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
●Principal Risks ●Fixed Side of the Contract
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes:
●Not all investment options may be available for investment under your Contract.
●The availability of investment options may vary depending on the broker-dealer through which the Contract is sold.
●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
●You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
●Principal Risks ●Investments of the Variable Annuity Account ●Fixed Side of the Contract ●Appendix A – Investment Options Available Under the Contract
5

	RESTRICTIONS	Location in Prospectus
Are There any Restrictions on Contract Benefits?
Yes:
●Optional benefits may have limitations or restrictions, including the investment options that you may select under the Contract. We may change these restrictions in the future.
●Optional benefit availability may vary by state of issue. All variations, if material, will be disclosed in the prospectus.
●Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
●You are required to have a certain level of Contract Value for some new benefit elections.
●We may modify or stop offering an optional benefit that is currently available at any time.
●If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.

●The Contracts
●Death Benefits
●Benefits
Available
Under the
Contract
●Benefits
Available
Under the
Contract —
Advisory Fee
Withdrawals
for Optional
Rider(s)
●Federal Tax
Matters –
Payment of
Investment
Advisory Fees
●Appendix B –
Investment
Requirements
●Appendix C –
Discontinued
Living Benefit
Riders
●Appendix B –
Financial
Intermediary
Material
Variations

	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
●Your financial professional may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else.)
●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
●Distribution of the Contracts
Should I Exchange My Contract?
●You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
●The Contracts – Replacement of Existing Insurance
6

Appendix A — Investment Options Available Under The Contract
Variable Options
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.82%	2.89%	8.75%	8.55%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds® IS American Funds Global Balanced Fund - Class 1A advised by Capital Research and Management Company	0.76%[2]	17.21%	6.12%	N/A
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 1A advised by Capital Research and Management Company	0.56%[2]	8.57%	0.31%	N/A
To provide a high level of current income; capital appreciation is the secondary consideration.	American Funds® IS American High- Income Trust - Class 1A advised by Capital Research and Management Company	0.62%[2]	8.19%	5.59%	N/A
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 1A advised by Capital Research and Management Company	0.54%	15.86%	8.97%	N/A
To provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years.	American Funds® IS Capital Income Builder - Class 1A advised by Capital Research and Management Company	0.52%[2]	20.42%	9.09%	N/A
To provide a high level of total return consistent with prudent investment management.	American Funds® IS Capital World Bond Fund - Class 1A advised by Capital Research and Management Company	0.73%	9.31%	-2.50%	N/A
Long-term growth of capital while providing current income.	American Funds® IS Capital World Growth and Income Fund - Class 1A advised by Capital Research and Management Company	0.66%[2]	24.79%	10.28%	N/A
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 1A advised by Capital Research and Management Company	0.65%[2]	21.63%	8.24%	N/A
Long-term growth of capital.	American Funds® IS Global Small Capitalization Fund - Class 1A advised by Capital Research and Management Company	0.90%[2]	14.63%	0.49%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Growth of capital.	American Funds® IS Growth Fund - Class 1A advised by Capital Research and Management Company	0.58%	20.24%	13.37%	N/A
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 1A advised by Capital Research and Management Company	0.53%	18.06%	13.90%	N/A
Long-term growth of capital.	American Funds® IS International Fund - Class 1A advised by Capital Research and Management Company	0.72%[2]	26.68%	3.40%	N/A
Long-term growth of capital while providing current income.	American Funds® IS International Growth and Income Fund - Class 1A advised by Capital Research and Management Company	0.81%	35.35%	7.68%	N/A
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Asset Allocation Fund - Class P1 advised by Capital Research and Management Company	0.65%	12.01%	6.71%	7.44%
To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Growth Fund - Class P1 advised by Capital Research and Management Company	0.68%	13.63%	8.22%	12.03%
To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Growth-Income Fund - Class P1 advised by Capital Research and Management Company	0.63%	11.45%	7.97%	9.26%
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk International Fund - Class P1 advised by Capital Research and Management Company	0.81%[2]	15.33%	-0.04%	3.23%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Washington Mutual Investors Fund - Class P1 advised by Capital Research and Management Company	0.63%	10.95%	8.32%	7.50%
Long-term capital appreciation.	American Funds® IS New World Fund - Class 1A advised by Capital Research and Management Company	0.82%[2]	28.27%	5.32%	N/A
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds® IS The Bond Fund of America - Class 1A advised by Capital Research and Management Company	0.47%[2]	7.24%	-0.14%	N/A
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds® IS U.S. Government Securities Fund - Class 1A advised by Capital Research and Management Company	0.50%[2]	7.80%	-0.24%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 1A advised by Capital Research and Management Company	0.50%[2]	17.21%	13.88%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.82%	4.35%	4.50%	7.50%
Capital appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.93%	10.50%	5.29%	4.89%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Initial Class	0.41%	15.25%	9.52%	11.13%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	0.59%[2]	14.13%	5.78%	7.24%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class This fund will be available on or about May 18, 2026. Please consult your financial professional.	0.55%	11.75%	10.10%	10.59%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	-2.26%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	11.75%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	19.53%	6.45%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I	0.59%	12.76%	6.69%	7.70%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares[4] This fund is not available in contracts issued on or after August 19, 2024.	0.34%	11.10%	10.16%	11.39%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	16.50%	3.68%	6.22%
Long-term growth of capital. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Standard Class[6]	0.85%[2]	12.84%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Standard Class[3]	0.70%[2]	9.66%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Standard Class[3]	0.70%[2]	11.90%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Standard Class	0.71%[2]	10.16%	N/A	N/A
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	15.47%	6.62%	8.23%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	9.62%	6.49%	8.03%
Capital growth.	LVIP American Century Capital Appreciation Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.79%[2]	6.72%	5.16%	11.47%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.47%[2]	6.60%	0.87%	2.87%
Capital growth.	LVIP American Century International Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.95%[2]	15.98%	1.85%	6.42%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation This fund will not be available in contracts issued on or after May 18, 2026. This fund will be reorganized to merge into the LVIP American Century Value Fund on or about June 5, 2026, subject to shareholders approval.	0.70%[2]	15.40%	10.01%	9.51%
Long-term capital growth, income is secondary consideration.	LVIP American Century Mid Cap Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.86%[2]	8.99%	8.89%	9.12%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	12.95%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	16.02%	11.65%	10.23%
Long-term capital appreciation. A fund of funds.	LVIP American Funds Vanguard Active Passive Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	N/A	N/A	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	17.07%	7.11%	8.92%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	12.56%	4.70%	6.42%
Capital growth; income is a secondary consideration.	LVIP Avantis Large Cap Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation (formerly LVIP American Century Disciplined Core Value Fund)	0.71%[2]	14.86%	8.78%	10.39%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.90%[2]	-9.85%	-0.08%	9.06%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	18.71%	6.10%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.85%	5.76%	2.61%	3.01%
Long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	7.94%	N/A	N/A
Long-term capital appreciation.	LVIP ClearBridge Appreciation Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 18, 2026. Please consult your financial professional.	0.70%[2]	14.50%	12.72%	13.34%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation; current income and income growth is a secondary objective.	LVIP ClearBridge Dividend Strategy Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 18, 2026. Please consult your financial professional.	0.75%[2]	12.62%	11.86%	12.46%
Long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly ClearBridge Variable Large Cap Growth Portfolio)	0.74%[2]	8.62%	10.57%	14.46%
Long-term growth of capital; current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 18, 2026. Please consult your financial professional.	0.72%[2]	10.20%	10.11%	10.01%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	35.26%	9.65%	8.43%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%	35.09%	11.09%	7.16%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.66%	13.14%	13.67%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	15.38%	12.83%	12.99%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	9.02%	11.81%	11.39%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	6.72%	-0.34%	2.54%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	7.25%	-0.44%	2.24%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	34.31%	9.07%	7.89%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	35.59%	11.98%	8.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	18.69%	16.18%	13.54%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	13.59%	11.69%	10.21%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.84%[2]	14.94%	6.29%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	9.79%	3.39%	4.90%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	13.54%	5.57%	6.20%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	11.52%	4.70%	5.65%
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	3.97%	2.98%	1.87%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%	7.40%	-0.04%	2.11%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	8.85%	4.67%	5.82%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%	4.72%	9.63%	8.77%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	12.10%	4.39%	5.54%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.47%[2]	5.19%	1.87%	2.33%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%	10.27%	6.40%	8.95%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	14.54%	13.69%	14.84%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	36.38%	11.24%	7.90%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.76%	3.35%	2.77%
Total return and, as a secondary objective, high current income.	LVIP Nomura High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	9.26%	4.07%	5.88%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	8.85%	9.10%	9.65%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%[2]	5.47%	1.91%	2.24%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.37%[2]	6.80%	-0.73%	1.67%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP State Street Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Conservative Index Allocation Fund)	0.50%[2]	12.80%	3.71%	5.57%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP State Street Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Emerging Markets Equity Index Fund)	0.50%[2]	33.48%	3.41%	N/A
Long-term growth of capital. A fund of funds.	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund)	0.61%[2]	14.37%	6.61%	6.63%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.38%[2]	31.18%	8.66%	8.00%
To approximate as closely as practicable, before fees and expenses, the performance of the S&P MidCap 400® Index that emphasizes stocks of mid-sized U.S. companies.	LVIP State Street Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Mid-Cap Index Fund)	0.35%[2]	7.13%	8.74%	10.34%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.50%	15.64%	5.85%	7.43%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderately Aggressive Index Allocation Fund)	0.50%	17.43%	6.66%	8.18%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.23%	17.60%	14.16%	14.55%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP State Street Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Short-Term Bond Index Fund)	0.36%[2]	5.52%	2.25%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.38%[2]	12.46%	5.73%	9.18%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	13.72%	4.45%	5.61%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.56%	17.28%	7.16%	7.59%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	19.33%	8.27%	8.32%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.84%[2]	9.21%	6.17%	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.81%[2]	8.54%	5.49%	6.63%
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%	6.33%	-0.45%	1.54%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.30%[2]	16.47%	12.72%	13.79%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	31.56%	7.29%	8.14%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	11.16%	6.42%	7.63%
To seek to provide total return through a combination of high current income and capital appreciation.	Nomura VIP High Income Series - Standard Class	0.72%	7.41%	3.98%	N/A
Growth of capital.	Nomura VIP Mid Cap Growth Series - Standard Class	0.85%[2]	1.38%	0.16%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Balanced investment composed of a well- diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.63%	14.31%	9.11%	10.44%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.54%	20.66%	15.68%	13.58%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IA	0.80%[2]	2.87%	1.44%	9.88%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA	0.63%	10.99%	10.62%	14.98%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc.	0.58%	12.81%	5.47%	N/A
Capital appreciation. A fund of funds.	TOPS® Moderate ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc. (formerly TOPS® Moderate Growth ETF Portfolio)	0.59%	15.11%	6.88%	N/A
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
4
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
5
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
6
The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market® based on market capitalization. NASDAQ®, and Nasdaq-100 Index®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by The Lincoln National Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by NASDAQ, and NASDAQ makes no representation regarding the advisability of purchasing the fund.
Fixed Options
The Contract offers no fixed account options at this time.

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elected Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of i4LIFE® Advantage Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Advantage Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk and Secure riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
If you elect a Living Benefit Rider, the Subaccounts of your Contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. We may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Investment Requirements for Managed Risk Riders. If you elect Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or if you are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you will be required to adhere to certain Subaccounts. In addition, you will not be able to allocate Contract Value to all of the Subaccount investments, and in how much you can invest in certain Subaccounts. In addition, you will not be able to allocate your Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.
Under the current Investment Requirements for your rider, you must allocate your Contract Value or i4LIFE® Advantage Account Value as follows:
Group 1 Investments must be at least 20% of Contract Value or Account Value
American Funds® IS American Funds Mortgage Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
Lincoln Hedged S&P 500 Conservative Fund1
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Franklin Templeton Core Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Nomura Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP State Street Bond Index Fund
LVIP State Street Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
1Not available for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections.
Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Managed Risk Growth Fund
American Funds® IS Managed Risk Growth-Income Fund
American Funds® IS Managed Risk International Fund
American Funds® IS Managed Risk Washington Mutual Investors Fund
Lincoln Hedged S&P 500 Fund1
LVIP Dimensional International Equity Managed Risk Fund
LIVP Dimensional U.S. Equity Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP State Street Global Tactical Allocation Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
1Not available for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections.
The fixed account is not available.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
American Funds® IS American Funds Mortgage Fund
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
Lincoln Hedged S&P 500 Conservative Fund1
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Franklin Templeton Core Bond Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Nomura Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP State Street Bond Index Fund
LVIP State Street Global Tactical Allocation Managed Volatility Fund
LVIP State Street Short-Term Bond Index Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Bond Allocation Fund
1Not available for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018 and prior to August 19, 2024. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to August
19, 2024, you may currently allocate 100% of your Contract Value among all Subaccounts except those listed below.
American Funds® IS Capital World Bond Fund
American Funds® IS Global Small Capitalization Fund
American Funds® IS New World Fund
ClearBridge Variable Mid Cap Portfolio
DWS Alternative Asset Allocation VIP Portfolio
First Trust Capital Strength Hedged Equity Portfolio
Lincoln Hedged Nasdaq-100 Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP State Street Emerging Markets Equity Index Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available:
●
American Century Diversified Growth Model
●
American Funds Balanced Model Portfolio
●
American Funds Conservative Model Portfolio
●
Dimensional/Vanguard Global Growth Allocation Model
●
Dimensional/Vanguard Moderate Allocation Model
●
First Trust Defensive Equity Strength Model
●
JPMorgan U.S Active Growth Model
You may choose only one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 and on and after August 19, 2024, Lincoln ProtectedPay Select Core® and Estate LockSM, Lincoln ProtectedPay Select Core®, Lincoln ProtectedPay Select Plus®, Lincoln ProtectedPay Select Max®, Lincoln Market Select® Advantage, 4LATER® Select Advantage, Lincoln Max 6 SelectSM Advantage, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value
American Funds® IS American Funds Mortgage Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Franklin Templeton Core Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Nomura Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP State Street Bond Index Fund
LVIP State Street Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund

Group 2 Investments cannot exceed 80% of Contract Value or Account Value
AB VPS Discovery Value Portfolio
American Funds® IS American High-Income Trust
American Funds® IS Asset Allocation Fund
American Funds® IS Capital Income Builder
American Funds® IS Capital World Growth and Income Fund
American Funds® IS Global Balanced Fund
American Funds® IS Global Growth Fund
American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS International Fund
American Funds® IS International Growth and Income Fund
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Washington Mutual Investors Fund
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Inflation Protection Fund
LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra® Fund
LVIP American Century Value Fund
LVIP American Funds Vanguard Active Passive Growth Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP Avantis Large Cap Value Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation Fund
LVIP Channing Small Cap Value Fund
LVIP ClearBridge Appreciation Fund
LVIP ClearBridge Dividend Strategy Fund
LVIP ClearBridge Large Cap Growth Fund
LVIP ClearBridge Large Cap Value Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP Mondrian International Value Fund
LVIP Nomura High Yield Fund
LVIP Nomura SMID Cap Core Fund
LVIP State Street Conservative Index Allocation Fund
LVIP State Street Global Tactical Allocation Managed Volatility Fund
LVIP State Street International Index Fund
LVIP State Street Mid-Cap Index Fund
LVIP State Street Moderate Index Allocation Fund
LVIP State Street Moderately Aggressive Index Allocation Fund
LVIP State Street S&P 500 Index Fund
LVIP State Street Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
Nomura VIP High Income Series
Nomura VIP Mid Cap Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
Putnam VT Sustainable Future Fund
Putnam VT Sustainable Leaders Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate ETF Portfolio
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
American Funds® IS American Funds Mortgage Fund
American Funds® IS Global Balanced Fund
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
First Trust Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Century Balanced Fund
LVIP American Century Inflation Protection Fund
LVIP American Funds Vanguard Active Passive Growth Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Franklin Templeton Core Bond Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Nomura Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP State Street Bond Index Fund

LVIP State Street Conservative Index Allocation Fund
LVIP State Street Global Tactical Allocation Managed Volatility Fund
LVIP State Street Moderate Index Allocation Fund
LVIP State Street Moderately Aggressive Index Allocation Fund
LVIP State Street Short-Term Bond Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Bond Allocation Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate ETF Portfolio

The fixed account is not available.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your financial professional. If so, currently 100% of the Contract Value or Account Value can be allocated to the following model, if available:
●
American Century Diversified Growth Model
●
American Funds Balanced Model Portfolio
●
American Funds Conservative Model Portfolio
●
Dimensional/Vanguard Global Growth Allocation Model
●
Dimensional/Vanguard Moderate Allocation Model
●
First Trust Defensive Equity Strength Model
●
JPMorgan U.S. Active Growth Model
You may choose only one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos.:
333-214143; 811-08517
EDGAR Contract Identifier:
C000176406